SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
NOTE 15 - SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On August 20, 2021, the Board of Directors approved China Liberal Education Holdings Limited 2021 Share Incentive Plan (the “Plan”), pursuant to which the Company may grant various types of equity awards to employees, directors and consultants. The maximum aggregate number of ordinary shares that may be issued under the Plan is 1,500,000 shares. No share has been issued under the Plan as of the date of this filing.